FINANCIAL RISK MANAGEMENT - Narrative (Details) ozt in Thousands, lb in Millions, bbl in Millions, $ in Millions	2 Months Ended	12 Months Ended
	Feb. 28, 2018 ozt	Dec. 31, 2017 USD ($) lb ozt bbl	Dec. 31, 2016 USD ($)
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Volume of fuel consumed in production process (in barrels) | bbl		4
Commodity price risk | Copper
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (gold, in ounces; copper, in pounds) | lb		60
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent		1.00%
Reasonably possible change in risk variable, impact on equity		$ 10	$ 13
Reasonably possible change in risk variable, impact on net earnings		10	13
Interest rate risk | Cash and equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets		2,200
Interest rate risk | Borrowings | Variable rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		100
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Debt net of cash and equivalents		4,200	5,500
Undrawn borrowing facilities		$ 4,000
Required ratio of debt to total capitalization		0.60
Debt to total capitalization ratio, actual		0.27
Liquidity risk | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 6,400	$ 7,900
Acacia | Commodity price risk | Gold
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (gold, in ounces; copper, in pounds) | ozt		105
Major purchases of assets | Acacia | Commodity price risk | Gold
Disclosure of detailed information about financial instruments [line items]
Purchase of put options | ozt	120